Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 26,573	$ 23,150	$ 28,145
Securities financing transactions	8,371	5,992	5,742
Over-the-counter debt instruments	2,852	2,297	2,022
Other	105	96	31
Total other financial liabilities designated at fair value	37,902	31,536	35,940
of which: life-to-date own credit (gain) / loss	$ (64)	$ (217)	$ (4)